GUARANTOR FINANCIAL STATEMENTS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GUARANTOR FINANCIAL STATEMENTS
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Cost of products sold	2,380.0	2,149.8	1,951.0
Gross profit	1,289.3	1,041.8	818.1
Selling, general and administrative expenses	705.9	667.6	596.9
Restructuring and other severance costs	14.5	5.0	20.3
Asset write-downs and other	1.6	11.5	2.6
Operating income	567.3	357.7	198.3
Other expenses, net:
Interest expense, net	(96.1)	(151.1)	(178.1)
Loss on early extinguishment/modification of debt	(16.6)	(1.6)	(26.6)
Foreign exchange gain (loss) on financing activities, net	1.3	(1.0)	16.0
Other, net	0.2	0.5	0.6
Other expenses, net	(111.2)	(153.2)	(188.1)
Income from continuing operations before taxes	456.1	204.5	10.2
Income tax provision (benefit)	124.4	(24.6)	9.7
Income from continuing operations	331.7	229.1	0.5
Income from discontinued operations, net of tax	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income	451.9	248.5	17.3
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Parent Company Guarantor
Other expenses, net:
Income tax provision (benefit)	0.3
Income from continuing operations	(0.3)
Equity in undistributed earnings of subsidiaries	411.6	239.4	21.1
Net income	411.3	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Non-Guarantor RSCI and RSII
GUARANTOR FINANCIAL STATEMENTS
Ownership interest in RSGI (as a percent)	100.00%
Non-Guarantor RSCI
Other expenses, net:
Equity in undistributed earnings of subsidiaries	411.6	239.4	21.1
Net income	411.6	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.6	239.4	21.1
Non-Guarantor RSII
Other expenses, net:
Income tax provision (benefit)	(0.3)
Income from continuing operations	0.3
Equity in undistributed earnings of subsidiaries	411.3	239.4	21.1
Net income	411.6	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.6	239.4	21.1
Issuer
GUARANTOR FINANCIAL STATEMENTS
Selling, general and administrative expenses	0.7	0.2	0.1
Operating income	(0.7)	(0.2)	(0.1)
Other expenses, net:
Intergroup interest, net	86.1	144.1	123.6
Interest expense, net	(77.9)	(126.6)	(138.4)
Loss on early extinguishment/modification of debt	(1.3)	(0.1)	5.2
Intergroup other, net	113.1	0.2	250.9
Foreign exchange gain (loss) on financing activities, net	6.1	3.7	(2.6)
Other, net		0.6	(0.5)
Other expenses, net	126.1	21.9	238.2
Income from continuing operations before taxes	125.4	21.7	238.1
Income tax provision (benefit)	1.4	(62.5)	21.7
Income from continuing operations	124.0	84.2	216.4
Income from discontinued operations, net of tax	0.7	(9.0)	1.0
Gain on sale of discontinued operations, net of tax	45.8
Equity in undistributed earnings of subsidiaries	240.8	164.2	(196.3)
Net income	411.3	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net sales	748.0	679.5	594.2
Cost of products sold	546.7	505.3	472.1
Gross profit	201.3	174.2	122.1
Selling, general and administrative expenses	172.8	168.4	127.4
Restructuring and other severance costs	4.3	2.0	4.1
Asset write-downs and other	0.9	2.2	(0.3)
Operating income	23.3	1.6	(9.1)
Other expenses, net:
Intergroup interest, net	(17.3)	(39.6)	(45.9)
Interest expense, net	(1.1)	(2.3)	(1.9)
Loss on early extinguishment/modification of debt	(4.9)	(0.6)	(6.1)
Intergroup other, net	(81.0)	22.9	(239.6)
Foreign exchange gain (loss) on financing activities, net	(0.1)	(0.7)	(0.3)
Other, net		(0.6)	0.6
Other expenses, net	(104.4)	(20.9)	(293.2)
Income from continuing operations before taxes	(81.1)	(19.3)	(302.3)
Income tax provision (benefit)	1.5	(8.5)	(16.1)
Income from continuing operations	(82.6)	(10.8)	(286.2)
Income from discontinued operations, net of tax			0.2
Gain on sale of discontinued operations, net of tax	129.5
Equity in undistributed earnings of subsidiaries	33.1	68.1	67.6
Net income	80.0	57.3	(218.4)
Net income attributable to Rockwood Holdings, Inc.	80.0	57.3	(218.4)
Non-Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net sales	3,122.4	2,689.7	2,337.2
Cost of products sold	2,034.4	1,822.1	1,641.2
Gross profit	1,088.0	867.6	696.0
Selling, general and administrative expenses	532.4	499.0	469.4
Restructuring and other severance costs	10.2	3.0	16.2
Asset write-downs and other	0.7	9.3	2.9
Operating income	544.7	356.3	207.5
Other expenses, net:
Intergroup interest, net	(68.8)	(104.5)	(77.7)
Interest expense, net	(17.1)	(22.2)	(37.8)
Loss on early extinguishment/modification of debt	(10.4)	(0.9)	(25.7)
Intergroup other, net	(32.1)	(23.1)	(11.3)
Foreign exchange gain (loss) on financing activities, net	(4.7)	(4.0)	18.9
Other, net	0.2	0.5	0.5
Other expenses, net	(132.9)	(154.2)	(133.1)
Income from continuing operations before taxes	411.8	202.1	74.4
Income tax provision (benefit)	121.5	46.4	4.1
Income from continuing operations	290.3	155.7	70.3
Income from discontinued operations, net of tax	0.2	28.4	15.6
Gain on sale of discontinued operations, net of tax	(56.0)
Net income	234.5	184.1	85.9
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	193.9	175.0	89.7
Eliminations
GUARANTOR FINANCIAL STATEMENTS
Net sales	(201.1)	(177.6)	(162.3)
Cost of products sold	(201.1)	(117.6)	(162.3)
Other expenses, net:
Equity in undistributed earnings of subsidiaries	(1,508.4)	(950.5)	65.4
Net income	(1,508.4)	(950.5)	65.4
Net income attributable to Rockwood Holdings, Inc.	$ (1,508.4)	$ (950.5)	$ 65.4